Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42199
Entity Registrant Name	ADAGIO MEDICAL HOLDINGS, INC.
Entity Central Index Key	0002006986
Entity Tax Identification Number	99-1151466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26051 Merit Circle
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	949
Local Phone Number	348-1188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ADGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false